TRADE AND OTHER RECEIVABLES (Tables)	12 Months Ended
Dec. 31, 2022
TRADE AND OTHER RECEIVABLES
Summary of trade and other receivables

	December 31,	December 31,
	2022	2021
Trade receivables from third parties	396	233
Other receivables from third parties	30	183
Allowance for expected credit losses	(12)	(8)
Total trade and other receivables	414	408

Summary of movement in the allowance for expected credit losses of accounts receivable

	2022	2021
Balance at the beginning of the year	(8)	(6)
Allowance for expected credit losses	(4)	(2)
Balance at the end of the year	(12)	(8)